INCOME TAX EXPENSE - Income tax expense (benefit) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current:
Federal	$ (604,462)	$ (18,521)	$ 1,502,796
State and local	306,602	968	188,612
Total current	(297,860)	(17,553)	1,691,408
Income tax expense (benefit)	$ (297,860)	$ (17,553)	$ 1,691,408